CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ (17,424,237)	$ (17,081,617)	$ (16,846,203)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,126	8,907	19,205
Stock-based compensation	314,650	325,523	1,047,387
Financing expense	0	900,000	0
Changes in fair value of the liability for warrants	0	(556,810)	(198,948)
Foreign currency exchange gains	242,503	(490,782)	(30,366)
Decrease (increase) in assets:
Prepaid expenses and other current assets	(1,742,261)	192,054	710,335
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	(241,309)	(247,683)	2,380,277
Total adjustments	(1,422,291)	131,209	3,927,890
Net Cash Used in Operating Activities	(18,846,528)	(16,950,408)	(12,918,313)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares	14,292,753	25,046,461	12,647,953
Net proceeds from exercise of warrants to purchase shares	0	27,500	0
Net Cash Provided by Financing Activities	14,292,753	25,073,961	12,647,953
Effect of Exchange Rates on Cash	(140,732)	200,533	34,084
Net Increase (Decrease) in Cash	(4,694,507)	8,324,086	(236,276)
Cash, beginning of period	14,055,777	5,731,691	5,967,967
Cash, end of period	$ 9,361,270	$ 14,055,777	$ 5,731,691